Note 4 - Cash and Cash Equivalents	12 Months Ended
Jan. 31, 2013
Cash and Cash Equivalents Disclosure [Text Block]
Note 4 – Cash and Cash Equivalents

	January 31,	January 31,
	2013	2012
Cash and cash equivalents
Cash on deposit with banks	37,638	65,547
Total cash and cash equivalents	37,638	65,547

We have no operating lines of credit as at January 31, 2013 ($3.0 million as at January 31, 2012, of which none was utilized).

As at January 31, 2013 we have outstanding letters of credit of approximately $0.2 million (EUR 0.1 million) related to our leased premises ($0.1 million at January 31, 2012).